Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 77,066	$ 128,916
Deposits at call	462	412
Cash and cash equivalents	$ 77,528	$ 129,328	$ 81,348	$ 50,426